UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Fidelity®
Magellan®
Fund

Semiannual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Magellan	.53%
Actual		$ 1,000.00	$ 776.40	$ 2.35
Hypothetical A		$ 1,000.00	$ 1,022.35	$ 2.68
Class K	.40%
Actual		$ 1,000.00	$ 776.90	$ 1.78
Hypothetical A		$ 1,000.00	$ 1,023.00	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	3.3
Google, Inc. Class A	2.9	1.8
Amazon.com, Inc.	2.8	0.2
Wells Fargo & Co.	2.3	0.6
Cognizant Technology Solutions Corp. Class A	2.1	1.2
Chevron Corp.	1.8	0.8
Exxon Mobil Corp.	1.6	0.0
Procter & Gamble Co.	1.5	0.0
Green Mountain Coffee Roasters, Inc.	1.4	0.0
Citigroup, Inc.	1.4	0.0
	24.4
Top Five Market Sectors as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.9	27.5
Financials	12.5	10.6
Consumer Discretionary	12.4	12.1
Energy	11.3	13.4
Industrials	10.8	9.6
Asset Allocation (% of fund's net assets)
As of September 30, 2011*		As of March 31, 2011**
	Stocks 96.3%		Stocks 98.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	16.2%	** Foreign investments	23.4%

Semiannual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.0%
BorgWarner, Inc. (a)	26,389	$ 1,597
Diversified Consumer Services - 0.1%
Ascent Capital Group, Inc. (a)	119,604	4,703
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	503,200	11,559
		16,262
Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc.	1,000,000	23,190
China Lodging Group Ltd. ADR (a)(d)	441,278	6,041
Ctrip.com International Ltd. sponsored ADR (a)	500,000	16,080
Las Vegas Sands Corp. (a)	1,000,000	38,340
Starbucks Corp.	3,297,712	122,972
Yum! Brands, Inc.	44,827	2,214
		208,837
Household Durables - 3.2%
D.R. Horton, Inc.	12,066,177	109,078
Lennar Corp. Class A (d)	7,892,985	106,871
M.D.C. Holdings, Inc. (d)	318,825	5,401
PulteGroup, Inc. (a)	160,056	632
Ryland Group, Inc.	1,896,860	20,202
Tempur-Pedic International, Inc. (a)	2,008,776	105,682
Toll Brothers, Inc. (a)	6,966,454	100,526
Tupperware Brands Corp.	844,848	45,402
		493,794
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	1,953,704	422,449
Priceline.com, Inc. (a)	192,986	86,739
		509,188
Leisure Equipment & Products - 0.1%
Brunswick Corp.	835,447	11,730
Media - 0.1%
Comcast Corp. Class A (special) (non-vtg.)	382,262	7,909
Informa PLC	2,200,000	11,241
Sun TV Ltd.	45,174	214
		19,364
Multiline Retail - 0.6%
Dollar General Corp. (a)	1,215,800	45,909
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar Tree, Inc. (a)	547,044	$ 41,088
Pantaloon Retail India Ltd. Class B	17,200	58
		87,055
Specialty Retail - 1.8%
Best Buy Co., Inc.	500,000	11,650
Limited Brands, Inc.	1,268,348	48,844
TJX Companies, Inc.	3,735,400	207,203
		267,697
Textiles, Apparel & Luxury Goods - 1.5%
Arezzo Industria e Comercio SA	289,800	2,927
lululemon athletica, Inc. (a)	1,321,100	64,272
Peak Sport Products Co. Ltd. (e)	117,218,000	32,077
PVH Corp.	588,384	34,267
Ralph Lauren Corp.	762,087	98,843
		232,386
TOTAL CONSUMER DISCRETIONARY		1,847,910
CONSUMER STAPLES - 8.7%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	770,260	40,886
Pernod-Ricard SA	496,500	39,134
SABMiller PLC	1,240,200	40,768
		120,788
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	2,462,472	82,690
Drogasil SA	1,500,000	8,971
United Natural Foods, Inc. (a)(e)	3,513,951	130,157
Wal-Mart de Mexico SA de CV Series V	11,656,500	26,861
Whole Foods Market, Inc.	1,110,213	72,508
Wumart Stores, Inc. (H Shares)	7,077,000	13,986
		335,173
Food Products - 1.9%
Darling International, Inc. (a)	561,503	7,069
Green Mountain Coffee Roasters, Inc. (a)	2,237,200	207,925
Nestle SA	816,600	45,136
Shenguan Holdings Group Ltd.	8,032,000	4,078
The J.M. Smucker Co.	211,525	15,418
		279,626
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 3.1%
Colgate-Palmolive Co.	1,654,848	$ 146,752
Kimberly-Clark Corp.	1,397,644	99,247
Procter & Gamble Co.	3,652,021	230,735
		476,734
Personal Products - 0.7%
Herbalife Ltd.	1,335,300	71,572
Nu Skin Enterprises, Inc. Class A	790,981	32,051
		103,623
TOTAL CONSUMER STAPLES		1,315,944
ENERGY - 11.3%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	1,415,000	65,316
Dresser-Rand Group, Inc. (a)	285,136	11,557
Ensco International Ltd. ADR	2,965,912	119,912
Halliburton Co.	2,020,866	61,677
Noble Corp.	600,521	17,625
Schlumberger Ltd.	1,259,796	75,248
Transocean Ltd. (United States)	2,987,902	142,642
		493,977
Oil, Gas & Consumable Fuels - 8.1%
Alpha Natural Resources, Inc. (a)	4,765,570	84,303
Amyris, Inc.	193,938	3,925
Anadarko Petroleum Corp.	1,293,000	81,524
Cabot Oil & Gas Corp.	741,576	45,911
Chesapeake Energy Corp.	682,383	17,435
Chevron Corp.	3,032,277	280,546
Denbury Resources, Inc. (a)	3,415,737	39,281
Enterprise Products Partners LP	307,994	12,366
Exxon Mobil Corp.	3,310,552	240,445
Hess Corp.	1,135,800	59,584
HollyFrontier Corp.	1,576,373	41,333
Marathon Oil Corp.	1,328,467	28,668
Occidental Petroleum Corp.	2,826,548	202,098
Royal Dutch Shell PLC Class A sponsored ADR	1,186,211	72,976
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Westernzagros Resources Ltd. (a)	527,616	$ 229
Williams Companies, Inc.	736,676	17,931
		1,228,555
TOTAL ENERGY		1,722,532
FINANCIALS - 12.5%
Capital Markets - 1.5%
Charles Schwab Corp.	3,843,476	43,316
Franklin Resources, Inc.	51,985	4,972
Morgan Stanley	9,582,966	129,370
TD Ameritrade Holding Corp.	3,654,476	53,739
		231,397
Commercial Banks - 4.3%
Aozora Bank Ltd.	14,603,000	33,624
Barclays PLC	3,122,579	7,659
BNP Paribas SA	202,600	8,157
CIT Group, Inc. (a)	1,231,400	37,398
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	184,086	819
SVB Financial Group (a)	1,142,548	42,274
U.S. Bancorp	7,166,703	168,704
Wells Fargo & Co.	14,459,515	348,764
		647,399
Consumer Finance - 0.2%
SLM Corp.	2,202,353	27,419
Diversified Financial Services - 2.1%
Citigroup, Inc.	8,109,323	207,761
CME Group, Inc.	261,500	64,434
ORIX Corp.	507,600	39,843
		312,038
Insurance - 1.6%
Berkshire Hathaway, Inc. Class B (a)	2,798,003	198,770
Endurance Specialty Holdings Ltd.	310,432	10,601
MetLife, Inc.	1,436,307	40,231
		249,602
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	350,720	31,249
CBL & Associates Properties, Inc.	5,513,363	62,632
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	428,353	$ 47,110
Terreno Realty Corp. (e)	839,001	10,764
		151,755
Real Estate Management & Development - 1.7%
Agre Developers Ltd.	5,564	5
Iguatemi Empresa de Shopping Centers SA	1,010,000	16,914
PT Lippo Karawaci Tbk (e)	1,328,501,625	101,817
Rialto Real Estate Fund LP (e)(g)(h)	500,000	41,465
The St. Joe Co. (a)(d)(e)	6,858,391	102,807
		263,008
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	590,083	12,250
TOTAL FINANCIALS		1,894,868
HEALTH CARE - 10.5%
Biotechnology - 2.5%
Acorda Therapeutics, Inc. (a)	750,000	14,970
Alexion Pharmaceuticals, Inc. (a)	1,051,760	67,376
Amarin Corp. PLC ADR (a)	90,590	833
Amgen, Inc.	1,536,493	84,430
ARIAD Pharmaceuticals, Inc. (a)	215,000	1,890
ArQule, Inc. (a)	1,404,466	7,093
Biogen Idec, Inc. (a)	443,204	41,284
BioMarin Pharmaceutical, Inc. (a)	2,851,839	90,888
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Incyte Corp. (a)(d)	650,829	9,092
Protalix BioTherapeutics, Inc. (a)(d)	618,863	2,847
Theravance, Inc. (a)	813,900	16,392
United Therapeutics Corp. (a)	849,183	31,836
Vertex Pharmaceuticals, Inc. (a)	319,100	14,213
		383,144
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	2,112,837	118,615
C. R. Bard, Inc.	836,639	73,239
Covidien PLC	3,377,490	148,947
Edwards Lifesciences Corp. (a)	667,100	47,551
Greatbatch, Inc. (a)	843,669	16,882
HeartWare International, Inc. (a)	307,700	19,819
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Integra LifeSciences Holdings Corp. (a)(e)	1,408,807	$ 50,393
Sirona Dental Systems, Inc. (a)	1,262,812	53,556
Volcano Corp. (a)	469,520	13,912
		542,914
Health Care Providers & Services - 2.2%
Aetna, Inc.	59,000	2,145
Brookdale Senior Living, Inc. (a)	2,707,644	33,954
Express Scripts, Inc. (a)	1,860,861	68,982
HealthSouth Corp. (a)	141,777	2,117
Henry Schein, Inc. (a)	1,402,253	86,954
McKesson Corp.	1,071,412	77,892
Medco Health Solutions, Inc. (a)	418,405	19,619
Universal Health Services, Inc. Class B	49,500	1,683
WellPoint, Inc.	551,237	35,985
		329,331
Health Care Technology - 0.2%
Cerner Corp. (a)	384,583	26,352
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	1,000,000	50,640
Pharmaceuticals - 1.7%
Auxilium Pharmaceuticals, Inc. (a)	400,000	5,996
Cardiome Pharma Corp. (a)(d)	2,500,000	8,538
Elan Corp. PLC sponsored ADR (a)	5,000,000	52,650
Eli Lilly & Co.	1,313,576	48,563
GlaxoSmithKline PLC sponsored ADR	487,852	20,143
Perrigo Co.	13,500	1,311
Sanofi-aventis sponsored ADR	2,389,016	78,360
Shire PLC sponsored ADR	447,200	42,005
XenoPort, Inc. (a)	254,100	1,499
		259,065
TOTAL HEALTH CARE		1,591,446
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. (a)	976,800	32,342
DigitalGlobe, Inc. (a)	405,178	7,873
Precision Castparts Corp.	314,327	48,865
Rockwell Collins, Inc.	477,688	25,203
Textron, Inc.	3,096,446	54,621
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	82,686	$ 6,753
United Technologies Corp.	2,240,300	157,628
		333,285
Airlines - 0.3%
Copa Holdings SA Class A	247,700	15,177
JetBlue Airways Corp. (a)(d)	6,235,355	25,565
		40,742
Building Products - 0.5%
Masco Corp.	4,409,140	31,393
Owens Corning (a)	2,463,952	53,418
		84,811
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	2,009,701	56,392
Construction & Engineering - 0.7%
Fluor Corp.	1,134,883	52,829
KBR, Inc.	636,981	15,052
MYR Group, Inc. (a)(e)	1,037,100	18,294
Shaw Group, Inc. (a)	1,063,090	23,112
SNC-Lavalin Group, Inc.	83,515	3,508
		112,795
Electrical Equipment - 1.5%
Alstom SA	1,255,809	41,853
AMETEK, Inc.	1,063,683	35,070
Emerson Electric Co.	2,168,077	89,563
EnerSys (a)	2,152,807	43,099
Regal-Beloit Corp.	451,522	20,490
		230,075
Industrial Conglomerates - 2.0%
Danaher Corp.	3,381,669	141,827
General Electric Co.	11,120,966	169,484
		311,311
Machinery - 2.3%
Cummins, Inc.	2,191,771	178,980
Ingersoll-Rand Co. Ltd.	5,388,111	151,352
NACCO Industries, Inc. Class A	232,430	14,736
		345,068
Professional Services - 0.7%
Manpower, Inc.	895,842	30,118
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Qualicorp SA	1,025,400	$ 7,632
Robert Half International, Inc.	1,713,751	36,366
Towers Watson & Co.	480,052	28,698
		102,814
Road & Rail - 0.2%
Localiza Rent A Car SA	1,935,128	25,617
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)(d)	262,602	646
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	202,000	932
TOTAL INDUSTRIALS		1,644,488
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	9,673,061	149,836
Juniper Networks, Inc. (a)	1,515,482	26,157
Motorola Solutions, Inc.	1,580,241	66,212
Polycom, Inc. (a)	1,147,469	21,079
		263,284
Computers & Peripherals - 7.9%
Apple, Inc. (a)	2,611,059	995,280
EMC Corp. (a)	3,782,134	79,387
SanDisk Corp. (a)	2,266,400	91,449
Seagate Technology	3,233,082	33,236
		1,199,352
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,607,618	106,313
Corning, Inc.	2,456,214	30,359
Ingram Micro, Inc. Class A (a)	1,041,370	16,797
		153,469
Internet Software & Services - 4.5%
Active Network, Inc. (d)	554,141	8,174
AOL, Inc. (a)(d)	1,032,274	12,387
Baidu.com, Inc. sponsored ADR (a)	568,700	60,800
eBay, Inc. (a)	4,102,300	120,977
Google, Inc. Class A (a)	853,500	439,023
GREE, Inc. (d)	522,500	15,936
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Mail.ru Group Ltd.:
GDR (a)(f)	40,300	$ 1,179
GDR (Reg. S)	473,600	13,853
Rackspace Hosting, Inc. (a)	800	27
Yandex NV	542,606	11,075
		683,431
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	5,094,275	319,411
Fidelity National Information Services, Inc.	1,577,578	38,367
Fiserv, Inc. (a)	589,557	29,932
MasterCard, Inc. Class A	130,200	41,294
ServiceSource International, Inc.	259,106	3,423
		432,427
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	6,349,294	65,715
ASML Holding NV	1,658,701	57,292
Avago Technologies Ltd.	1,132,788	37,121
Broadcom Corp. Class A	713,970	23,768
First Solar, Inc. (a)(d)	251,749	15,913
GT Advanced Technologies, Inc. (a)	2,148,999	15,086
Himax Technologies, Inc. sponsored ADR	3,463,203	3,844
JA Solar Holdings Co. Ltd. ADR (a)(d)	972,024	1,730
KLA-Tencor Corp.	466,741	17,867
Marvell Technology Group Ltd. (a)	6,200,000	90,086
NVIDIA Corp. (a)	4,534,918	56,686
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,801,643	20,593
Trina Solar Ltd. (a)(d)	1,644,635	9,999
		415,700
Software - 2.2%
Autodesk, Inc. (a)	1,893,900	52,613
Changyou.com Ltd. (A Shares) ADR (a)(d)	207,724	5,255
Citrix Systems, Inc. (a)	1,035,100	56,444
Red Hat, Inc. (a)	819,881	34,648
Rovi Corp. (a)	654,330	28,123
salesforce.com, Inc. (a)	1,264,679	144,528
VMware, Inc. Class A (a)	211,655	17,013
		338,624
TOTAL INFORMATION TECHNOLOGY		3,486,287
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.1%
Chemicals - 1.8%
Albemarle Corp.	797,607	$ 32,223
Celanese Corp. Class A	960,900	31,258
CF Industries Holdings, Inc.	353,200	43,581
LyondellBasell Industries NV Class A	2,043,400	49,920
Minerals Technologies, Inc.	409,006	20,152
Praxair, Inc.	347,532	32,487
Symrise AG	1,299,359	30,378
Valspar Corp.	359,246	11,212
W.R. Grace & Co. (a)	835,605	27,826
		279,037
Construction Materials - 0.2%
Eagle Materials, Inc.	1,589,360	26,463
Metals & Mining - 3.1%
AngloGold Ashanti Ltd. sponsored ADR	547,779	22,656
Barrick Gold Corp.	831,300	38,944
Centamin Egypt Ltd. (United Kingdom) (a)	6,218,475	9,137
Goldcorp, Inc.	1,657,101	75,987
Harry Winston Diamond Corp. (a)	1,000,000	10,169
Ivanhoe Mines Ltd. (a)	4,034,780	55,616
Kinross Gold Corp.	2,783,875	41,348
Newcrest Mining Ltd.	1,038,953	34,261
Newmont Mining Corp.	2,045,200	128,643
Reliance Steel & Aluminum Co.	549,300	18,682
Royal Gold, Inc.	500,000	32,030
		467,473
TOTAL MATERIALS		772,973
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.1%
Iliad SA	15,693	1,766
Telenor ASA	1,036,200	16,117
		17,883
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	3,376,561	181,659
NII Holdings, Inc. (a)	467,600	12,602
		194,261
TOTAL TELECOMMUNICATION SERVICES		212,144
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.7%
Edison International	933,147	$ 35,693
NextEra Energy, Inc.	1,435,400	77,540
		113,233
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd. (a)	1,513,614	389
TOTAL UTILITIES		113,622
TOTAL COMMON STOCKS (Cost $15,290,368)		14,602,214
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $51,934)	278,400	37,319
Convertible Bonds - 0.1%
Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15 (Cost $17,000)	$ 17,000	20,145
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	568,837,112	$ 568,837
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	190,470,963	190,471
TOTAL MONEY MARKET FUNDS (Cost $759,308)		759,308
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $16,118,610)		15,418,986
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(220,149)
NET ASSETS - 100%		$ 15,198,837
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,179,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,465,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Rialto Real Estate Fund LP	2/24/11 - 6/22/11	$ 41,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	8,781
Total	$ 8,917
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,033,881	$ -	$ 743,268	$ 6,755	$ -
Brookdale Senior Living, Inc.	301,255	-	135,567	-	-
D.R. Horton, Inc.	186,271	-	36,880	1,199	-
eAccess Ltd.	87,922	37,724	63,273	552	-
Eagle Materials, Inc.	81,820	-	19,401	457	-
EnerSys	107,178	-	11,425	-	-
Equifax, Inc.	290,802	-	262,158	1,038	-
Greatbatch, Inc.	61,342	-	29,936	-	-
Integra LifeSciences Holdings Corp.	71,130	-	3,339	-	50,393
KB Home	50,855	-	25,102	511	-
MYR Group, Inc.	24,807	-	-	-	18,294
Peak Sport Products Co. Ltd.	40,201	52,998	2,976	2,127	32,077
PT Lippo Karawaci Tbk	86,026	10,081	2,256	-	101,817
Rialto Real Estate Fund LP	19,805	20,672	-	297	41,465
Terreno Realty Corp.	17,230	-	2,496	190	10,764
The St. Joe Co.	171,830	37,508	24,885	-	102,807
Toll Brothers, Inc.	254,105	-	91,716	-	-
United Natural Foods, Inc.	200,226	-	36,847	-	130,157
Total	$ 3,086,686	$ 158,983	$ 1,491,525	$ 13,126	$ 487,774
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,885,229	$ 1,852,880	$ 32,349	$ -
Consumer Staples	1,315,944	1,256,994	58,950	-
Energy	1,722,532	1,722,532	-	-
Financials*	1,894,868	1,670,455	182,948	41,465
Health Care	1,591,446	1,591,446	-	-
Industrials	1,644,488	1,643,556	932	-
Information Technology	3,486,287	3,470,351	15,936	-
Materials	772,973	738,712	34,261	-
Telecommunication Services	212,144	212,144	-	-
Utilities	113,622	113,233	389	-
Corporate Bonds	20,145	-	20,145	-
Money Market Funds	759,308	759,308	-	-
Total Investments in Securities:	$ 15,418,986	$ 15,031,611	$ 345,910	$ 41,465
* The fund has an unfunded commitment of $8,799 outstanding as of period end.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 19,805
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	988
Cost of Purchases	20,672
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 41,465
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 988

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.8%
Ireland	2.6%
United Kingdom	1.8%
Canada	1.7%
Switzerland	1.3%
France	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	6.7%
100.0%
Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $2,608,735,000 of which $1,147,795,000 and $1,460,940,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2011

Assets
Investment in securities, at value (including securities loaned of $178,381) - See accompanying schedule: Unaffiliated issuers (cost $14,770,399)	$ 14,171,904
Fidelity Central Funds (cost $759,308)	759,308
Other affiliated issuers (cost $588,903)	487,774
Total Investments (cost $16,118,610)		$ 15,418,986
Cash		1,717
Foreign currency held at value (cost $2,401)		2,403
Receivable for investments sold		1,059,267
Receivable for fund shares sold		5,751
Dividends receivable		11,223
Interest receivable		49
Distributions receivable from Fidelity Central Funds		1,325
Other receivables		1,946
Total assets		16,502,667

Liabilities
Payable for investments purchased	$ 1,083,669
Payable for fund shares redeemed	21,207
Accrued management fee	4,425
Other affiliated payables	2,509
Other payables and accrued expenses	1,549
Collateral on securities loaned, at value	190,471
Total liabilities		1,303,830

Net Assets		$ 15,198,837
Net Assets consist of:
Paid in capital		$ 17,604,503
Undistributed net investment income		59,624
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,765,593)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(699,697)
Net Assets		$ 15,198,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2011

Magellan: Net Asset Value, offering price and redemption price per share ($12,750,569 ÷ 217,654 shares)	$ 58.58

Class K: Net Asset Value, offering price and redemption price per share ($2,448,268 ÷ 41,805 shares)	$ 58.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2011

Investment Income
Dividends (including $13,126 earned from other affiliated issuers)		$ 102,835
Interest		868
Income from Fidelity Central Funds (including $8,781 from security lending)		8,917
Total income		112,620

Expenses
Management fee Basic fee	$ 55,165
Performance adjustment	(22,669)
Transfer agent fees	15,792
Accounting and security lending fees	887
Custodian fees and expenses	375
Independent trustees' compensation	61
Depreciation in deferred trustee compensation account	(4)
Registration fees	60
Audit	108
Legal	62
Interest	3
Miscellaneous	118
Total expenses before reductions	49,958
Expense reductions	(1,232)	48,726
Net investment income (loss)		63,894
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,119,003
Other affiliated issuers	(233,278)
Foreign currency transactions	(5,066)
Total net realized gain (loss)		880,659
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,515,612)
Assets and liabilities in foreign currencies	(174)
Total change in net unrealized appreciation (depreciation)		(5,515,786)
Net gain (loss)		(4,635,127)
Net increase (decrease) in net assets resulting from operations		$ (4,571,233)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2011	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,894	$ 192,681
Net realized gain (loss)	880,659	163,889
Change in net unrealized appreciation (depreciation)	(5,515,786)	2,240,186
Net increase (decrease) in net assets resulting from operations	(4,571,233)	2,596,756
Distributions to shareholders from net investment income	(25,945)	(183,103)
Distributions to shareholders from net realized gain	(6,512)	(23,072)
Total distributions	(32,457)	(206,175)
Share transactions - net increase (decrease)	(3,078,752)	(4,632,398)
Total increase (decrease) in net assets	(7,682,442)	(2,241,817)

Net Assets
Beginning of period	22,881,279	25,123,096
End of period (including undistributed net investment income of $59,624 and undistributed net investment income of $21,675, respectively)	$ 15,198,837	$ 22,881,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

	Six months ended September 30,	Years ended March 31,
	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80
Income from Investment Operations
Net investment income (loss) D	.22	.56 G	.29	.32	.34	.37
Net realized and unrealized gain (loss)	(17.09)	8.05	23.02	(34.98)	2.72	3.31
Total from investment operations	(16.87)	8.61	23.31	(34.66)	3.06	3.68
Distributions from net investment income	(.08)	(.54)	(.36)	(.11)	(.44)	(.50)
Distributions from net realized gain	(.02)	(.07)	(.02)	(2.86)	(11.68)	(24.66)
Total distributions	(.11) I	(.61)	(.38)	(2.97)	(12.12)	(25.16)
Net asset value, end of period	$ 58.58	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32
Total Return B,C	(22.36)%	12.82%	52.33%	(43.81)%	2.08%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.60%	.75%	.71%	.73%	.54%
Expenses net of fee waivers, if any	.53% A	.60%	.75%	.71%	.73%	.54%
Expenses net of all reductions	.51% A	.59%	.74%	.71%	.72%	.53%
Net investment income (loss)	.63% A	.83% G	.49%	.51%	.37%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 12,751	$ 19,398	$ 22,628	$ 17,225	$ 38,322	$ 43,155
Portfolio turnover rate F	102% A	42%	39%	67%	57%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.11 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended September 30,	Years ended March 31,
	2011	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.51	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.27	.65 G	.38	.30
Net realized and unrealized gain (loss)	(17.09)	8.04	23.02	(41.32)
Total from investment operations	(16.82)	8.69	23.40	(41.02)
Distributions from net investment income	(.11)	(.64)	(.46)	(.19)
Distributions from net realized gain	(.02)	(.07)	(.02)	-
Total distributions	(.13)	(.71)	(.48)	(.19)
Net asset value, end of period	$ 58.56	$ 75.51	$ 67.53	$ 44.61
Total Return B,C	(22.31)%	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.40% A	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.40% A	.46%	.59%	.55% A
Expenses net of all reductions	.39% A	.46%	.58%	.55% A
Net investment income (loss)	.76% A	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,448	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	102% A	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Magellan® Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K, shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end.

Gross unrealized appreciation	$ 1,460,073
Gross unrealized depreciation	(2,161,676)
Net unrealized appreciation (depreciation) on securities and other investments	$ (701,603)

Tax cost	$ 16,120,589

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be March 31, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,153,618 and $13,513,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Magellan	14,984.18
Class K	808.05
	$ 15,792

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $503 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 37,329.35%		$ 3

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,525. Security lending income represents the income

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $159 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,232 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and Class K's transfer agent expenses by eighty-four dollars and two hundred eighty-five dollars, respectively.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2011	Year ended March 31, 2011
From net investment income
Magellan	$ 21,075	$ 155,880
Class K	4,870	27,223
Total	$ 25,945	$ 183,103
From net realized gain
Magellan	$ 5,520	$ 20,450
Class K	992	2,622
Total	$ 6,512	$ 23,072

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Magellan
Shares sold	3,599	13,052	$ 253,578	$ 874,215
Reinvestment of distributions	340	2,460	25,553	169,801
Shares redeemed	(43,021)	(93,705)	(3,047,575)	(6,286,234)
Net increase (decrease)	(39,082)	(78,193)	$ (2,768,444)	$ (5,242,218)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class K
Shares sold	5,282	21,632	$ 367,768	$ 1,466,317
Reinvestment of distributions	78	432	5,862	29,845
Shares redeemed	(9,688)	(12,884)	(683,938)	(886,342)
Net increase (decrease)	(4,328)	9,180	$ (310,308)	$ 609,820

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 10, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Semiannual Report

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MAG-USAN-1111
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Fidelity®
Magellan®
Fund -
Class K

Semiannual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Magellan	.53%
Actual		$ 1,000.00	$ 776.40	$ 2.35
Hypothetical A		$ 1,000.00	$ 1,022.35	$ 2.68
Class K	.40%
Actual		$ 1,000.00	$ 776.90	$ 1.78
Hypothetical A		$ 1,000.00	$ 1,023.00	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	3.3
Google, Inc. Class A	2.9	1.8
Amazon.com, Inc.	2.8	0.2
Wells Fargo & Co.	2.3	0.6
Cognizant Technology Solutions Corp. Class A	2.1	1.2
Chevron Corp.	1.8	0.8
Exxon Mobil Corp.	1.6	0.0
Procter & Gamble Co.	1.5	0.0
Green Mountain Coffee Roasters, Inc.	1.4	0.0
Citigroup, Inc.	1.4	0.0
	24.4
Top Five Market Sectors as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.9	27.5
Financials	12.5	10.6
Consumer Discretionary	12.4	12.1
Energy	11.3	13.4
Industrials	10.8	9.6
Asset Allocation (% of fund's net assets)
As of September 30, 2011*		As of March 31, 2011**
	Stocks 96.3%		Stocks 98.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	16.2%	** Foreign investments	23.4%

Semiannual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.0%
BorgWarner, Inc. (a)	26,389	$ 1,597
Diversified Consumer Services - 0.1%
Ascent Capital Group, Inc. (a)	119,604	4,703
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	503,200	11,559
		16,262
Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc.	1,000,000	23,190
China Lodging Group Ltd. ADR (a)(d)	441,278	6,041
Ctrip.com International Ltd. sponsored ADR (a)	500,000	16,080
Las Vegas Sands Corp. (a)	1,000,000	38,340
Starbucks Corp.	3,297,712	122,972
Yum! Brands, Inc.	44,827	2,214
		208,837
Household Durables - 3.2%
D.R. Horton, Inc.	12,066,177	109,078
Lennar Corp. Class A (d)	7,892,985	106,871
M.D.C. Holdings, Inc. (d)	318,825	5,401
PulteGroup, Inc. (a)	160,056	632
Ryland Group, Inc.	1,896,860	20,202
Tempur-Pedic International, Inc. (a)	2,008,776	105,682
Toll Brothers, Inc. (a)	6,966,454	100,526
Tupperware Brands Corp.	844,848	45,402
		493,794
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	1,953,704	422,449
Priceline.com, Inc. (a)	192,986	86,739
		509,188
Leisure Equipment & Products - 0.1%
Brunswick Corp.	835,447	11,730
Media - 0.1%
Comcast Corp. Class A (special) (non-vtg.)	382,262	7,909
Informa PLC	2,200,000	11,241
Sun TV Ltd.	45,174	214
		19,364
Multiline Retail - 0.6%
Dollar General Corp. (a)	1,215,800	45,909
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar Tree, Inc. (a)	547,044	$ 41,088
Pantaloon Retail India Ltd. Class B	17,200	58
		87,055
Specialty Retail - 1.8%
Best Buy Co., Inc.	500,000	11,650
Limited Brands, Inc.	1,268,348	48,844
TJX Companies, Inc.	3,735,400	207,203
		267,697
Textiles, Apparel & Luxury Goods - 1.5%
Arezzo Industria e Comercio SA	289,800	2,927
lululemon athletica, Inc. (a)	1,321,100	64,272
Peak Sport Products Co. Ltd. (e)	117,218,000	32,077
PVH Corp.	588,384	34,267
Ralph Lauren Corp.	762,087	98,843
		232,386
TOTAL CONSUMER DISCRETIONARY		1,847,910
CONSUMER STAPLES - 8.7%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	770,260	40,886
Pernod-Ricard SA	496,500	39,134
SABMiller PLC	1,240,200	40,768
		120,788
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	2,462,472	82,690
Drogasil SA	1,500,000	8,971
United Natural Foods, Inc. (a)(e)	3,513,951	130,157
Wal-Mart de Mexico SA de CV Series V	11,656,500	26,861
Whole Foods Market, Inc.	1,110,213	72,508
Wumart Stores, Inc. (H Shares)	7,077,000	13,986
		335,173
Food Products - 1.9%
Darling International, Inc. (a)	561,503	7,069
Green Mountain Coffee Roasters, Inc. (a)	2,237,200	207,925
Nestle SA	816,600	45,136
Shenguan Holdings Group Ltd.	8,032,000	4,078
The J.M. Smucker Co.	211,525	15,418
		279,626
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 3.1%
Colgate-Palmolive Co.	1,654,848	$ 146,752
Kimberly-Clark Corp.	1,397,644	99,247
Procter & Gamble Co.	3,652,021	230,735
		476,734
Personal Products - 0.7%
Herbalife Ltd.	1,335,300	71,572
Nu Skin Enterprises, Inc. Class A	790,981	32,051
		103,623
TOTAL CONSUMER STAPLES		1,315,944
ENERGY - 11.3%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	1,415,000	65,316
Dresser-Rand Group, Inc. (a)	285,136	11,557
Ensco International Ltd. ADR	2,965,912	119,912
Halliburton Co.	2,020,866	61,677
Noble Corp.	600,521	17,625
Schlumberger Ltd.	1,259,796	75,248
Transocean Ltd. (United States)	2,987,902	142,642
		493,977
Oil, Gas & Consumable Fuels - 8.1%
Alpha Natural Resources, Inc. (a)	4,765,570	84,303
Amyris, Inc.	193,938	3,925
Anadarko Petroleum Corp.	1,293,000	81,524
Cabot Oil & Gas Corp.	741,576	45,911
Chesapeake Energy Corp.	682,383	17,435
Chevron Corp.	3,032,277	280,546
Denbury Resources, Inc. (a)	3,415,737	39,281
Enterprise Products Partners LP	307,994	12,366
Exxon Mobil Corp.	3,310,552	240,445
Hess Corp.	1,135,800	59,584
HollyFrontier Corp.	1,576,373	41,333
Marathon Oil Corp.	1,328,467	28,668
Occidental Petroleum Corp.	2,826,548	202,098
Royal Dutch Shell PLC Class A sponsored ADR	1,186,211	72,976
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Westernzagros Resources Ltd. (a)	527,616	$ 229
Williams Companies, Inc.	736,676	17,931
		1,228,555
TOTAL ENERGY		1,722,532
FINANCIALS - 12.5%
Capital Markets - 1.5%
Charles Schwab Corp.	3,843,476	43,316
Franklin Resources, Inc.	51,985	4,972
Morgan Stanley	9,582,966	129,370
TD Ameritrade Holding Corp.	3,654,476	53,739
		231,397
Commercial Banks - 4.3%
Aozora Bank Ltd.	14,603,000	33,624
Barclays PLC	3,122,579	7,659
BNP Paribas SA	202,600	8,157
CIT Group, Inc. (a)	1,231,400	37,398
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	184,086	819
SVB Financial Group (a)	1,142,548	42,274
U.S. Bancorp	7,166,703	168,704
Wells Fargo & Co.	14,459,515	348,764
		647,399
Consumer Finance - 0.2%
SLM Corp.	2,202,353	27,419
Diversified Financial Services - 2.1%
Citigroup, Inc.	8,109,323	207,761
CME Group, Inc.	261,500	64,434
ORIX Corp.	507,600	39,843
		312,038
Insurance - 1.6%
Berkshire Hathaway, Inc. Class B (a)	2,798,003	198,770
Endurance Specialty Holdings Ltd.	310,432	10,601
MetLife, Inc.	1,436,307	40,231
		249,602
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	350,720	31,249
CBL & Associates Properties, Inc.	5,513,363	62,632
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	428,353	$ 47,110
Terreno Realty Corp. (e)	839,001	10,764
		151,755
Real Estate Management & Development - 1.7%
Agre Developers Ltd.	5,564	5
Iguatemi Empresa de Shopping Centers SA	1,010,000	16,914
PT Lippo Karawaci Tbk (e)	1,328,501,625	101,817
Rialto Real Estate Fund LP (e)(g)(h)	500,000	41,465
The St. Joe Co. (a)(d)(e)	6,858,391	102,807
		263,008
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	590,083	12,250
TOTAL FINANCIALS		1,894,868
HEALTH CARE - 10.5%
Biotechnology - 2.5%
Acorda Therapeutics, Inc. (a)	750,000	14,970
Alexion Pharmaceuticals, Inc. (a)	1,051,760	67,376
Amarin Corp. PLC ADR (a)	90,590	833
Amgen, Inc.	1,536,493	84,430
ARIAD Pharmaceuticals, Inc. (a)	215,000	1,890
ArQule, Inc. (a)	1,404,466	7,093
Biogen Idec, Inc. (a)	443,204	41,284
BioMarin Pharmaceutical, Inc. (a)	2,851,839	90,888
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Incyte Corp. (a)(d)	650,829	9,092
Protalix BioTherapeutics, Inc. (a)(d)	618,863	2,847
Theravance, Inc. (a)	813,900	16,392
United Therapeutics Corp. (a)	849,183	31,836
Vertex Pharmaceuticals, Inc. (a)	319,100	14,213
		383,144
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	2,112,837	118,615
C. R. Bard, Inc.	836,639	73,239
Covidien PLC	3,377,490	148,947
Edwards Lifesciences Corp. (a)	667,100	47,551
Greatbatch, Inc. (a)	843,669	16,882
HeartWare International, Inc. (a)	307,700	19,819
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Integra LifeSciences Holdings Corp. (a)(e)	1,408,807	$ 50,393
Sirona Dental Systems, Inc. (a)	1,262,812	53,556
Volcano Corp. (a)	469,520	13,912
		542,914
Health Care Providers & Services - 2.2%
Aetna, Inc.	59,000	2,145
Brookdale Senior Living, Inc. (a)	2,707,644	33,954
Express Scripts, Inc. (a)	1,860,861	68,982
HealthSouth Corp. (a)	141,777	2,117
Henry Schein, Inc. (a)	1,402,253	86,954
McKesson Corp.	1,071,412	77,892
Medco Health Solutions, Inc. (a)	418,405	19,619
Universal Health Services, Inc. Class B	49,500	1,683
WellPoint, Inc.	551,237	35,985
		329,331
Health Care Technology - 0.2%
Cerner Corp. (a)	384,583	26,352
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	1,000,000	50,640
Pharmaceuticals - 1.7%
Auxilium Pharmaceuticals, Inc. (a)	400,000	5,996
Cardiome Pharma Corp. (a)(d)	2,500,000	8,538
Elan Corp. PLC sponsored ADR (a)	5,000,000	52,650
Eli Lilly & Co.	1,313,576	48,563
GlaxoSmithKline PLC sponsored ADR	487,852	20,143
Perrigo Co.	13,500	1,311
Sanofi-aventis sponsored ADR	2,389,016	78,360
Shire PLC sponsored ADR	447,200	42,005
XenoPort, Inc. (a)	254,100	1,499
		259,065
TOTAL HEALTH CARE		1,591,446
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. (a)	976,800	32,342
DigitalGlobe, Inc. (a)	405,178	7,873
Precision Castparts Corp.	314,327	48,865
Rockwell Collins, Inc.	477,688	25,203
Textron, Inc.	3,096,446	54,621
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	82,686	$ 6,753
United Technologies Corp.	2,240,300	157,628
		333,285
Airlines - 0.3%
Copa Holdings SA Class A	247,700	15,177
JetBlue Airways Corp. (a)(d)	6,235,355	25,565
		40,742
Building Products - 0.5%
Masco Corp.	4,409,140	31,393
Owens Corning (a)	2,463,952	53,418
		84,811
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	2,009,701	56,392
Construction & Engineering - 0.7%
Fluor Corp.	1,134,883	52,829
KBR, Inc.	636,981	15,052
MYR Group, Inc. (a)(e)	1,037,100	18,294
Shaw Group, Inc. (a)	1,063,090	23,112
SNC-Lavalin Group, Inc.	83,515	3,508
		112,795
Electrical Equipment - 1.5%
Alstom SA	1,255,809	41,853
AMETEK, Inc.	1,063,683	35,070
Emerson Electric Co.	2,168,077	89,563
EnerSys (a)	2,152,807	43,099
Regal-Beloit Corp.	451,522	20,490
		230,075
Industrial Conglomerates - 2.0%
Danaher Corp.	3,381,669	141,827
General Electric Co.	11,120,966	169,484
		311,311
Machinery - 2.3%
Cummins, Inc.	2,191,771	178,980
Ingersoll-Rand Co. Ltd.	5,388,111	151,352
NACCO Industries, Inc. Class A	232,430	14,736
		345,068
Professional Services - 0.7%
Manpower, Inc.	895,842	30,118
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Qualicorp SA	1,025,400	$ 7,632
Robert Half International, Inc.	1,713,751	36,366
Towers Watson & Co.	480,052	28,698
		102,814
Road & Rail - 0.2%
Localiza Rent A Car SA	1,935,128	25,617
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)(d)	262,602	646
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	202,000	932
TOTAL INDUSTRIALS		1,644,488
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	9,673,061	149,836
Juniper Networks, Inc. (a)	1,515,482	26,157
Motorola Solutions, Inc.	1,580,241	66,212
Polycom, Inc. (a)	1,147,469	21,079
		263,284
Computers & Peripherals - 7.9%
Apple, Inc. (a)	2,611,059	995,280
EMC Corp. (a)	3,782,134	79,387
SanDisk Corp. (a)	2,266,400	91,449
Seagate Technology	3,233,082	33,236
		1,199,352
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,607,618	106,313
Corning, Inc.	2,456,214	30,359
Ingram Micro, Inc. Class A (a)	1,041,370	16,797
		153,469
Internet Software & Services - 4.5%
Active Network, Inc. (d)	554,141	8,174
AOL, Inc. (a)(d)	1,032,274	12,387
Baidu.com, Inc. sponsored ADR (a)	568,700	60,800
eBay, Inc. (a)	4,102,300	120,977
Google, Inc. Class A (a)	853,500	439,023
GREE, Inc. (d)	522,500	15,936
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Mail.ru Group Ltd.:
GDR (a)(f)	40,300	$ 1,179
GDR (Reg. S)	473,600	13,853
Rackspace Hosting, Inc. (a)	800	27
Yandex NV	542,606	11,075
		683,431
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	5,094,275	319,411
Fidelity National Information Services, Inc.	1,577,578	38,367
Fiserv, Inc. (a)	589,557	29,932
MasterCard, Inc. Class A	130,200	41,294
ServiceSource International, Inc.	259,106	3,423
		432,427
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	6,349,294	65,715
ASML Holding NV	1,658,701	57,292
Avago Technologies Ltd.	1,132,788	37,121
Broadcom Corp. Class A	713,970	23,768
First Solar, Inc. (a)(d)	251,749	15,913
GT Advanced Technologies, Inc. (a)	2,148,999	15,086
Himax Technologies, Inc. sponsored ADR	3,463,203	3,844
JA Solar Holdings Co. Ltd. ADR (a)(d)	972,024	1,730
KLA-Tencor Corp.	466,741	17,867
Marvell Technology Group Ltd. (a)	6,200,000	90,086
NVIDIA Corp. (a)	4,534,918	56,686
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,801,643	20,593
Trina Solar Ltd. (a)(d)	1,644,635	9,999
		415,700
Software - 2.2%
Autodesk, Inc. (a)	1,893,900	52,613
Changyou.com Ltd. (A Shares) ADR (a)(d)	207,724	5,255
Citrix Systems, Inc. (a)	1,035,100	56,444
Red Hat, Inc. (a)	819,881	34,648
Rovi Corp. (a)	654,330	28,123
salesforce.com, Inc. (a)	1,264,679	144,528
VMware, Inc. Class A (a)	211,655	17,013
		338,624
TOTAL INFORMATION TECHNOLOGY		3,486,287
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.1%
Chemicals - 1.8%
Albemarle Corp.	797,607	$ 32,223
Celanese Corp. Class A	960,900	31,258
CF Industries Holdings, Inc.	353,200	43,581
LyondellBasell Industries NV Class A	2,043,400	49,920
Minerals Technologies, Inc.	409,006	20,152
Praxair, Inc.	347,532	32,487
Symrise AG	1,299,359	30,378
Valspar Corp.	359,246	11,212
W.R. Grace & Co. (a)	835,605	27,826
		279,037
Construction Materials - 0.2%
Eagle Materials, Inc.	1,589,360	26,463
Metals & Mining - 3.1%
AngloGold Ashanti Ltd. sponsored ADR	547,779	22,656
Barrick Gold Corp.	831,300	38,944
Centamin Egypt Ltd. (United Kingdom) (a)	6,218,475	9,137
Goldcorp, Inc.	1,657,101	75,987
Harry Winston Diamond Corp. (a)	1,000,000	10,169
Ivanhoe Mines Ltd. (a)	4,034,780	55,616
Kinross Gold Corp.	2,783,875	41,348
Newcrest Mining Ltd.	1,038,953	34,261
Newmont Mining Corp.	2,045,200	128,643
Reliance Steel & Aluminum Co.	549,300	18,682
Royal Gold, Inc.	500,000	32,030
		467,473
TOTAL MATERIALS		772,973
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.1%
Iliad SA	15,693	1,766
Telenor ASA	1,036,200	16,117
		17,883
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	3,376,561	181,659
NII Holdings, Inc. (a)	467,600	12,602
		194,261
TOTAL TELECOMMUNICATION SERVICES		212,144
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.7%
Edison International	933,147	$ 35,693
NextEra Energy, Inc.	1,435,400	77,540
		113,233
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd. (a)	1,513,614	389
TOTAL UTILITIES		113,622
TOTAL COMMON STOCKS (Cost $15,290,368)		14,602,214
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $51,934)	278,400	37,319
Convertible Bonds - 0.1%
Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15 (Cost $17,000)	$ 17,000	20,145
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	568,837,112	$ 568,837
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	190,470,963	190,471
TOTAL MONEY MARKET FUNDS (Cost $759,308)		759,308
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $16,118,610)		15,418,986
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(220,149)
NET ASSETS - 100%		$ 15,198,837
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,179,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,465,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Rialto Real Estate Fund LP	2/24/11 - 6/22/11	$ 41,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	8,781
Total	$ 8,917
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,033,881	$ -	$ 743,268	$ 6,755	$ -
Brookdale Senior Living, Inc.	301,255	-	135,567	-	-
D.R. Horton, Inc.	186,271	-	36,880	1,199	-
eAccess Ltd.	87,922	37,724	63,273	552	-
Eagle Materials, Inc.	81,820	-	19,401	457	-
EnerSys	107,178	-	11,425	-	-
Equifax, Inc.	290,802	-	262,158	1,038	-
Greatbatch, Inc.	61,342	-	29,936	-	-
Integra LifeSciences Holdings Corp.	71,130	-	3,339	-	50,393
KB Home	50,855	-	25,102	511	-
MYR Group, Inc.	24,807	-	-	-	18,294
Peak Sport Products Co. Ltd.	40,201	52,998	2,976	2,127	32,077
PT Lippo Karawaci Tbk	86,026	10,081	2,256	-	101,817
Rialto Real Estate Fund LP	19,805	20,672	-	297	41,465
Terreno Realty Corp.	17,230	-	2,496	190	10,764
The St. Joe Co.	171,830	37,508	24,885	-	102,807
Toll Brothers, Inc.	254,105	-	91,716	-	-
United Natural Foods, Inc.	200,226	-	36,847	-	130,157
Total	$ 3,086,686	$ 158,983	$ 1,491,525	$ 13,126	$ 487,774
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,885,229	$ 1,852,880	$ 32,349	$ -
Consumer Staples	1,315,944	1,256,994	58,950	-
Energy	1,722,532	1,722,532	-	-
Financials*	1,894,868	1,670,455	182,948	41,465
Health Care	1,591,446	1,591,446	-	-
Industrials	1,644,488	1,643,556	932	-
Information Technology	3,486,287	3,470,351	15,936	-
Materials	772,973	738,712	34,261	-
Telecommunication Services	212,144	212,144	-	-
Utilities	113,622	113,233	389	-
Corporate Bonds	20,145	-	20,145	-
Money Market Funds	759,308	759,308	-	-
Total Investments in Securities:	$ 15,418,986	$ 15,031,611	$ 345,910	$ 41,465
* The fund has an unfunded commitment of $8,799 outstanding as of period end.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 19,805
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	988
Cost of Purchases	20,672
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 41,465
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 988

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.8%
Ireland	2.6%
United Kingdom	1.8%
Canada	1.7%
Switzerland	1.3%
France	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	6.7%
100.0%
Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $2,608,735,000 of which $1,147,795,000 and $1,460,940,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2011

Assets
Investment in securities, at value (including securities loaned of $178,381) - See accompanying schedule: Unaffiliated issuers (cost $14,770,399)	$ 14,171,904
Fidelity Central Funds (cost $759,308)	759,308
Other affiliated issuers (cost $588,903)	487,774
Total Investments (cost $16,118,610)		$ 15,418,986
Cash		1,717
Foreign currency held at value (cost $2,401)		2,403
Receivable for investments sold		1,059,267
Receivable for fund shares sold		5,751
Dividends receivable		11,223
Interest receivable		49
Distributions receivable from Fidelity Central Funds		1,325
Other receivables		1,946
Total assets		16,502,667

Liabilities
Payable for investments purchased	$ 1,083,669
Payable for fund shares redeemed	21,207
Accrued management fee	4,425
Other affiliated payables	2,509
Other payables and accrued expenses	1,549
Collateral on securities loaned, at value	190,471
Total liabilities		1,303,830

Net Assets		$ 15,198,837
Net Assets consist of:
Paid in capital		$ 17,604,503
Undistributed net investment income		59,624
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,765,593)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(699,697)
Net Assets		$ 15,198,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2011

Magellan: Net Asset Value, offering price and redemption price per share ($12,750,569 ÷ 217,654 shares)	$ 58.58

Class K: Net Asset Value, offering price and redemption price per share ($2,448,268 ÷ 41,805 shares)	$ 58.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2011

Investment Income
Dividends (including $13,126 earned from other affiliated issuers)		$ 102,835
Interest		868
Income from Fidelity Central Funds (including $8,781 from security lending)		8,917
Total income		112,620

Expenses
Management fee Basic fee	$ 55,165
Performance adjustment	(22,669)
Transfer agent fees	15,792
Accounting and security lending fees	887
Custodian fees and expenses	375
Independent trustees' compensation	61
Depreciation in deferred trustee compensation account	(4)
Registration fees	60
Audit	108
Legal	62
Interest	3
Miscellaneous	118
Total expenses before reductions	49,958
Expense reductions	(1,232)	48,726
Net investment income (loss)		63,894
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,119,003
Other affiliated issuers	(233,278)
Foreign currency transactions	(5,066)
Total net realized gain (loss)		880,659
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,515,612)
Assets and liabilities in foreign currencies	(174)
Total change in net unrealized appreciation (depreciation)		(5,515,786)
Net gain (loss)		(4,635,127)
Net increase (decrease) in net assets resulting from operations		$ (4,571,233)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2011	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,894	$ 192,681
Net realized gain (loss)	880,659	163,889
Change in net unrealized appreciation (depreciation)	(5,515,786)	2,240,186
Net increase (decrease) in net assets resulting from operations	(4,571,233)	2,596,756
Distributions to shareholders from net investment income	(25,945)	(183,103)
Distributions to shareholders from net realized gain	(6,512)	(23,072)
Total distributions	(32,457)	(206,175)
Share transactions - net increase (decrease)	(3,078,752)	(4,632,398)
Total increase (decrease) in net assets	(7,682,442)	(2,241,817)

Net Assets
Beginning of period	22,881,279	25,123,096
End of period (including undistributed net investment income of $59,624 and undistributed net investment income of $21,675, respectively)	$ 15,198,837	$ 22,881,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

	Six months ended September 30,	Years ended March 31,
	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80
Income from Investment Operations
Net investment income (loss) D	.22	.56 G	.29	.32	.34	.37
Net realized and unrealized gain (loss)	(17.09)	8.05	23.02	(34.98)	2.72	3.31
Total from investment operations	(16.87)	8.61	23.31	(34.66)	3.06	3.68
Distributions from net investment income	(.08)	(.54)	(.36)	(.11)	(.44)	(.50)
Distributions from net realized gain	(.02)	(.07)	(.02)	(2.86)	(11.68)	(24.66)
Total distributions	(.11) I	(.61)	(.38)	(2.97)	(12.12)	(25.16)
Net asset value, end of period	$ 58.58	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32
Total Return B,C	(22.36)%	12.82%	52.33%	(43.81)%	2.08%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.60%	.75%	.71%	.73%	.54%
Expenses net of fee waivers, if any	.53% A	.60%	.75%	.71%	.73%	.54%
Expenses net of all reductions	.51% A	.59%	.74%	.71%	.72%	.53%
Net investment income (loss)	.63% A	.83% G	.49%	.51%	.37%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 12,751	$ 19,398	$ 22,628	$ 17,225	$ 38,322	$ 43,155
Portfolio turnover rate F	102% A	42%	39%	67%	57%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.11 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended September 30,	Years ended March 31,
	2011	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.51	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.27	.65 G	.38	.30
Net realized and unrealized gain (loss)	(17.09)	8.04	23.02	(41.32)
Total from investment operations	(16.82)	8.69	23.40	(41.02)
Distributions from net investment income	(.11)	(.64)	(.46)	(.19)
Distributions from net realized gain	(.02)	(.07)	(.02)	-
Total distributions	(.13)	(.71)	(.48)	(.19)
Net asset value, end of period	$ 58.56	$ 75.51	$ 67.53	$ 44.61
Total Return B,C	(22.31)%	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.40% A	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.40% A	.46%	.59%	.55% A
Expenses net of all reductions	.39% A	.46%	.58%	.55% A
Net investment income (loss)	.76% A	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,448	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	102% A	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Magellan® Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K, shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end.

Gross unrealized appreciation	$ 1,460,073
Gross unrealized depreciation	(2,161,676)
Net unrealized appreciation (depreciation) on securities and other investments	$ (701,603)

Tax cost	$ 16,120,589

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be March 31, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,153,618 and $13,513,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Magellan	14,984.18
Class K	808.05
	$ 15,792

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $503 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 37,329.35%		$ 3

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,525. Security lending income represents the income

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $159 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,232 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and Class K's transfer agent expenses by eighty-four dollars and two hundred eighty-five dollars, respectively.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2011	Year ended March 31, 2011
From net investment income
Magellan	$ 21,075	$ 155,880
Class K	4,870	27,223
Total	$ 25,945	$ 183,103
From net realized gain
Magellan	$ 5,520	$ 20,450
Class K	992	2,622
Total	$ 6,512	$ 23,072

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Magellan
Shares sold	3,599	13,052	$ 253,578	$ 874,215
Reinvestment of distributions	340	2,460	25,553	169,801
Shares redeemed	(43,021)	(93,705)	(3,047,575)	(6,286,234)
Net increase (decrease)	(39,082)	(78,193)	$ (2,768,444)	$ (5,242,218)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2011	Year ended March 31, 2011	Six months ended September 30, 2011	Year ended March 31, 2011
Class K
Shares sold	5,282	21,632	$ 367,768	$ 1,466,317
Reinvestment of distributions	78	432	5,862	29,845
Shares redeemed	(9,688)	(12,884)	(683,938)	(886,342)
Net increase (decrease)	(4,328)	9,180	$ (310,308)	$ 609,820

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 10, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

MAG-K-USAN-1111
1.863179.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 22, 2011